Operating Expenses (Details) - Schedule of operating expenses - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Operating Expenses Abstract
Compensation and employee benefits	[1]	$ 152,154	$ 156,112	$ 89,882
Other operating expenses	[2]	52,831	50,622	58,380
Cost of sales	[3]	54,004	30,215	33,370
Operating expenses		$ 258,989	$ 236,949	$ 181,632

[1]	Compensation and employee benefits included salaries, bonuses, commissions, post-employment benefits and charges arising from share-based compensation.
[2]	Other operating expenses included general and administrative expenses, marketing expenses, in-orbit insurance expenses, professional fees and facility costs. The balance for year ended December 31, 2022 included $1.7 million of leases not capitalized due to exemptions and variable lease payments not included in the measurement of the leases liabilities (December 31, 2021 - $2.1 million).
[3]	Cost of sales included the cost of third-party satellite capacity, the cost of equipment sales and other costs directly attributable to fulfilling the Company’s obligations under customer contracts.